Fair Value - Hierarchy table (Details) - USD ($) $ in Thousands	Dec. 31, 2023		Dec. 31, 2022	Jan. 01, 2021
Assets
Fixed maturities, at fair value	$ 15,090,056		$ 13,021,914
Short-term investments	1,020,257		523,510
Equities	917,170		929,886
Other invested assets	3,251,412		3,117,861
Total	20,278,895		17,593,171
Market risk benefits, net	139,574	[1]	122,016	$ (77,590)
Assets, Fair Value Disclosure	20,418,469		17,715,187
Real estate
Assets
Equities	41,859		63,568
Diversified
Assets
Equities	15,823		9,667
Consumer noncyclical
Assets
Equities	9,227		10,081
Consumer cyclical
Assets
Equities	3,123		4,477
Energy
Assets
Equities	1,700		1,517
Insurance
Assets
Equities	140		42
Finance
Assets
Equities	125		120
Industrials
Assets
Equities	10		96
Fund investments
Assets
Equities	845,163		840,318
Other invested assets	1,391,074		1,307,886
U.S. government and government sponsored enterprises
Assets
Fixed maturities, at fair value	1,736,952		1,797,934
U.S. states, territories and municipalities
Assets
Fixed maturities, at fair value	51,642		58,873
Non US sovereign government supranational and government related
Assets
Fixed maturities, at fair value	1,780,318		1,654,532
Corporate bonds
Assets
Fixed maturities, at fair value	6,777,767		5,759,149
Asset-backed securities
Assets
Fixed maturities, at fair value	15,022		28,364
Residential mortgage-backed securities
Assets
Fixed maturities, at fair value	4,728,355		3,723,062
Derivative assets | Foreign exchange forward contracts
Assets
Other invested assets	31,565		13,705
Derivative assets | Interest rate swaps
Assets
Other invested assets			258
Derivative assets | Insurance-linked securities
Assets
Other invested assets	7,235		6,657
Derivative assets | Options and warrants
Assets
Other invested assets	4,390		8,691
Derivative assets | TBAs
Assets
Other invested assets			578
Real estate company investment
Assets
Other invested assets	471,156		491,602
Corporate loans
Assets
Other invested assets	1,372,846	[2]	1,302,807
Notes and loan receivables and notes securitization
Assets
Other invested assets	1,664		3,166
Derivative liabilities | Foreign exchange forward contracts
Assets
Other invested assets	(27,669)		(17,336)
Derivative liabilities | Interest rate swaps
Assets
Other invested assets	(849)		(153)
Quoted prices in active markets for identical assets (Level 1)
Assets
Fixed maturities, at fair value	0		0
Short-term investments	0		0
Equities	42,769		66,226
Other invested assets	0		0
Total	42,769		66,226
Market risk benefits, net	0	[1]	0
Assets, Fair Value Disclosure	42,769		66,226
Quoted prices in active markets for identical assets (Level 1) | Real estate
Assets
Equities	39,015		61,754
Quoted prices in active markets for identical assets (Level 1) | Diversified
Assets
Equities	0		0
Quoted prices in active markets for identical assets (Level 1) | Consumer noncyclical
Assets
Equities	653		0
Quoted prices in active markets for identical assets (Level 1) | Consumer cyclical
Assets
Equities	3,095		4,449
Quoted prices in active markets for identical assets (Level 1) | Energy
Assets
Equities	2		3
Quoted prices in active markets for identical assets (Level 1) | Insurance
Assets
Equities	0		0
Quoted prices in active markets for identical assets (Level 1) | Finance
Assets
Equities	0		0
Quoted prices in active markets for identical assets (Level 1) | Industrials
Assets
Equities	4		20
Quoted prices in active markets for identical assets (Level 1) | Fund investments
Assets
Equities	0		0
Other invested assets	0		0
Quoted prices in active markets for identical assets (Level 1) | U.S. government and government sponsored enterprises
Assets
Fixed maturities, at fair value	0		0
Quoted prices in active markets for identical assets (Level 1) | U.S. states, territories and municipalities
Assets
Fixed maturities, at fair value	0		0
Quoted prices in active markets for identical assets (Level 1) | Non US sovereign government supranational and government related
Assets
Fixed maturities, at fair value	0		0
Quoted prices in active markets for identical assets (Level 1) | Corporate bonds
Assets
Fixed maturities, at fair value	0		0
Quoted prices in active markets for identical assets (Level 1) | Asset-backed securities
Assets
Fixed maturities, at fair value	0		0
Quoted prices in active markets for identical assets (Level 1) | Residential mortgage-backed securities
Assets
Fixed maturities, at fair value	0		0
Quoted prices in active markets for identical assets (Level 1) | Derivative assets | Foreign exchange forward contracts
Assets
Other invested assets	0		0
Quoted prices in active markets for identical assets (Level 1) | Derivative assets | Interest rate swaps
Assets
Other invested assets			0
Quoted prices in active markets for identical assets (Level 1) | Derivative assets | Insurance-linked securities
Assets
Other invested assets	0		0
Quoted prices in active markets for identical assets (Level 1) | Derivative assets | Options and warrants
Assets
Other invested assets	0		0
Quoted prices in active markets for identical assets (Level 1) | Derivative assets | TBAs
Assets
Other invested assets			0
Quoted prices in active markets for identical assets (Level 1) | Real estate company investment
Assets
Other invested assets	0		0
Quoted prices in active markets for identical assets (Level 1) | Corporate loans
Assets
Other invested assets	0	[2]	0
Quoted prices in active markets for identical assets (Level 1) | Notes and loan receivables and notes securitization
Assets
Other invested assets	0		0
Quoted prices in active markets for identical assets (Level 1) | Derivative liabilities | Foreign exchange forward contracts
Assets
Other invested assets	0		0
Quoted prices in active markets for identical assets (Level 1) | Derivative liabilities | Interest rate swaps
Assets
Other invested assets	0		0
Significant other observable inputs (Level 2)
Assets
Fixed maturities, at fair value	15,032,242		12,957,237
Short-term investments	1,020,257		516,603
Equities	140		42
Other invested assets	1,144,704		1,012,581
Total	17,197,343		14,486,463
Market risk benefits, net	0	[1]	0
Assets, Fair Value Disclosure	17,197,343		14,486,463
Significant other observable inputs (Level 2) | Real estate
Assets
Equities	0		0
Significant other observable inputs (Level 2) | Diversified
Assets
Equities	0		0
Significant other observable inputs (Level 2) | Consumer noncyclical
Assets
Equities	0		0
Significant other observable inputs (Level 2) | Consumer cyclical
Assets
Equities	0		0
Significant other observable inputs (Level 2) | Energy
Assets
Equities	0		0
Significant other observable inputs (Level 2) | Insurance
Assets
Equities	140		42
Significant other observable inputs (Level 2) | Finance
Assets
Equities	0		0
Significant other observable inputs (Level 2) | Industrials
Assets
Equities	0		0
Significant other observable inputs (Level 2) | Fund investments
Assets
Equities	0		0
Other invested assets	0		0
Significant other observable inputs (Level 2) | U.S. government and government sponsored enterprises
Assets
Fixed maturities, at fair value	1,736,952		1,797,934
Significant other observable inputs (Level 2) | U.S. states, territories and municipalities
Assets
Fixed maturities, at fair value	8,850		10,126
Significant other observable inputs (Level 2) | Non US sovereign government supranational and government related
Assets
Fixed maturities, at fair value	1,780,318		1,654,532
Significant other observable inputs (Level 2) | Corporate bonds
Assets
Fixed maturities, at fair value	6,777,767		5,759,149
Significant other observable inputs (Level 2) | Asset-backed securities
Assets
Fixed maturities, at fair value	0		12,434
Significant other observable inputs (Level 2) | Residential mortgage-backed securities
Assets
Fixed maturities, at fair value	4,728,355		3,723,062
Significant other observable inputs (Level 2) | Derivative assets | Foreign exchange forward contracts
Assets
Other invested assets	31,565		13,705
Significant other observable inputs (Level 2) | Derivative assets | Interest rate swaps
Assets
Other invested assets			258
Significant other observable inputs (Level 2) | Derivative assets | Insurance-linked securities
Assets
Other invested assets	0		0
Significant other observable inputs (Level 2) | Derivative assets | Options and warrants
Assets
Other invested assets	0		0
Significant other observable inputs (Level 2) | Derivative assets | TBAs
Assets
Other invested assets			578
Significant other observable inputs (Level 2) | Real estate company investment
Assets
Other invested assets	0		0
Significant other observable inputs (Level 2) | Corporate loans
Assets
Other invested assets	1,141,657	[2]	1,015,529
Significant other observable inputs (Level 2) | Notes and loan receivables and notes securitization
Assets
Other invested assets	0		0
Significant other observable inputs (Level 2) | Derivative liabilities | Foreign exchange forward contracts
Assets
Other invested assets	(27,669)		(17,336)
Significant other observable inputs (Level 2) | Derivative liabilities | Interest rate swaps
Assets
Other invested assets	(849)		(153)
Significant unobservable inputs (Level 3) (2)
Assets
Fixed maturities, at fair value	57,814	[3]	64,677
Short-term investments	0	[3]	6,907
Equities	29,098	[3]	23,300
Other invested assets	758,832	[3]	833,668
Total	845,744	[3]	928,552
Market risk benefits, net	139,574	[1],[3]	122,016
Assets, Fair Value Disclosure	985,318	[3]	1,050,568
Significant unobservable inputs (Level 3) (2) | Real estate
Assets
Equities	2,844	[3]	1,814
Significant unobservable inputs (Level 3) (2) | Diversified
Assets
Equities	15,823	[3]	9,667
Significant unobservable inputs (Level 3) (2) | Consumer noncyclical
Assets
Equities	8,574	[3]	10,081
Significant unobservable inputs (Level 3) (2) | Consumer cyclical
Assets
Equities	28	[3]	28
Significant unobservable inputs (Level 3) (2) | Energy
Assets
Equities	1,698	[3]	1,514
Significant unobservable inputs (Level 3) (2) | Insurance
Assets
Equities	0	[3]	0
Significant unobservable inputs (Level 3) (2) | Finance
Assets
Equities	125	[3]	120
Significant unobservable inputs (Level 3) (2) | Industrials
Assets
Equities	6	[3]	76
Significant unobservable inputs (Level 3) (2) | Fund investments
Assets
Equities	0	[3]	0
Other invested assets	43,198	[3]	36,274
Significant unobservable inputs (Level 3) (2) | U.S. government and government sponsored enterprises
Assets
Fixed maturities, at fair value	0	[3]	0
Significant unobservable inputs (Level 3) (2) | U.S. states, territories and municipalities
Assets
Fixed maturities, at fair value	42,792	[3]	48,747
Significant unobservable inputs (Level 3) (2) | Non US sovereign government supranational and government related
Assets
Fixed maturities, at fair value	0	[3]	0
Significant unobservable inputs (Level 3) (2) | Corporate bonds
Assets
Fixed maturities, at fair value	0	[3]	0
Significant unobservable inputs (Level 3) (2) | Asset-backed securities
Assets
Fixed maturities, at fair value	15,022	[3]	15,930
Significant unobservable inputs (Level 3) (2) | Residential mortgage-backed securities
Assets
Fixed maturities, at fair value	0	[3]	0
Significant unobservable inputs (Level 3) (2) | Derivative assets | Foreign exchange forward contracts
Assets
Other invested assets	0	[3]	0
Significant unobservable inputs (Level 3) (2) | Derivative assets | Interest rate swaps
Assets
Other invested assets			0
Significant unobservable inputs (Level 3) (2) | Derivative assets | Insurance-linked securities
Assets
Other invested assets	7,235	[3]	6,657
Significant unobservable inputs (Level 3) (2) | Derivative assets | Options and warrants
Assets
Other invested assets	4,390	[3]	8,691
Significant unobservable inputs (Level 3) (2) | Derivative assets | TBAs
Assets
Other invested assets			0
Significant unobservable inputs (Level 3) (2) | Real estate company investment
Assets
Other invested assets	471,156	[3]	491,602
Significant unobservable inputs (Level 3) (2) | Corporate loans
Assets
Other invested assets	231,189	[2],[3]	287,278
Significant unobservable inputs (Level 3) (2) | Notes and loan receivables and notes securitization
Assets
Other invested assets	1,664	[3]	3,166
Significant unobservable inputs (Level 3) (2) | Derivative liabilities | Foreign exchange forward contracts
Assets
Other invested assets	0	[3]	0
Significant unobservable inputs (Level 3) (2) | Derivative liabilities | Interest rate swaps
Assets
Other invested assets	0	[3]	0
Fair value based on NAV as practical expedient
Assets
Fixed maturities, at fair value	0		0
Short-term investments	0		0
Equities	845,163		840,318
Other invested assets	1,347,876		1,271,612
Total	2,193,039		2,111,930
Market risk benefits, net	0	[1]	0
Assets, Fair Value Disclosure	2,193,039		2,111,930
Fair value based on NAV as practical expedient | Real estate
Assets
Equities	0		0
Fair value based on NAV as practical expedient | Diversified
Assets
Equities	0		0
Fair value based on NAV as practical expedient | Consumer noncyclical
Assets
Equities	0		0
Fair value based on NAV as practical expedient | Consumer cyclical
Assets
Equities	0		0
Fair value based on NAV as practical expedient | Energy
Assets
Equities	0		0
Fair value based on NAV as practical expedient | Insurance
Assets
Equities	0		0
Fair value based on NAV as practical expedient | Finance
Assets
Equities	0		0
Fair value based on NAV as practical expedient | Industrials
Assets
Equities	0		0
Fair value based on NAV as practical expedient | Fund investments
Assets
Equities	845,163		840,318
Other invested assets	1,347,876		1,271,612
Fair value based on NAV as practical expedient | U.S. government and government sponsored enterprises
Assets
Fixed maturities, at fair value	0		0
Fair value based on NAV as practical expedient | U.S. states, territories and municipalities
Assets
Fixed maturities, at fair value	0		0
Fair value based on NAV as practical expedient | Non US sovereign government supranational and government related
Assets
Fixed maturities, at fair value	0		0
Fair value based on NAV as practical expedient | Corporate bonds
Assets
Fixed maturities, at fair value	0		0
Fair value based on NAV as practical expedient | Asset-backed securities
Assets
Fixed maturities, at fair value	0		0
Fair value based on NAV as practical expedient | Residential mortgage-backed securities
Assets
Fixed maturities, at fair value	0		0
Fair value based on NAV as practical expedient | Derivative assets | Foreign exchange forward contracts
Assets
Other invested assets	0		0
Fair value based on NAV as practical expedient | Derivative assets | Interest rate swaps
Assets
Other invested assets			0
Fair value based on NAV as practical expedient | Derivative assets | Insurance-linked securities
Assets
Other invested assets	0		0
Fair value based on NAV as practical expedient | Derivative assets | Options and warrants
Assets
Other invested assets	0		0
Fair value based on NAV as practical expedient | Derivative assets | TBAs
Assets
Other invested assets			0
Fair value based on NAV as practical expedient | Real estate company investment
Assets
Other invested assets	0		0
Fair value based on NAV as practical expedient | Corporate loans
Assets
Other invested assets	0		0
Fair value based on NAV as practical expedient | Notes and loan receivables and notes securitization
Assets
Other invested assets	0		0
Fair value based on NAV as practical expedient | Derivative liabilities | Foreign exchange forward contracts
Assets
Other invested assets	0		0
Fair value based on NAV as practical expedient | Derivative liabilities | Interest rate swaps
Assets
Other invested assets	$ 0		$ 0

[1]	Refer to Note 11 for details on the changes in the MRBs measured at fair value for the years ended December 31, 2023 and 2022.
[2]	Corporate loans includes a portfolio of third-party, individually managed privately issued corporate loans that are managed under externally managed mandates with a fair value of $1.1 billion and $1.0 billion at December 31, 2023 and 2022, respectively. The mandates primarily invest in U.S. floating rate, first lien, senior secured broadly syndicated loans with a focus on facility sizes greater than $300 million. Corporate loans also includes $0.3 billion and $0.3 billion of other privately issued corporate loans at December 31, 2023 and 2022, respectively.
[3]	The reconciliations of the beginning and ending balances for investments measured at fair value using Level 3 inputs are presented in the succeeding tables.